Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec. 31, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39724
Entity Tax Identification Number	85-1710962
Entity Registrant Name	LIQUIDIA CORPORATION
Entity Address, Address Line One	419 Davis Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	328-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	LQDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001819576
Amendment Flag	true
Amendment Description	During the three months ended March 31, 2025, the Company identified immaterial accounting errors in its accounting treatment of the fourth and fifth amendments to the revenue interest financing agreement with HealthCare Royalty Partners IV, L.P. (“HCR”) dated January 9, 2023 (the “HCR Agreement”). While the Company initially concluded that the amendments constituted extinguishments under ASC 470 Debt, the Company has reevaluated the accounting treatment, revised its conclusions and determined the amendments to be modifications. As a result of the revision, the loss or gain on extinguishment has been eliminated and an adjustment to interest expense resulting from the modifications has been recorded, with corresponding adjustments to the long-term debt and accumulated deficit accounts. The identified accounting errors impacted the Company’s previously issued consolidated financial statements as of and for the fiscal year ended December 31, 2024 included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2024 (the “2024 Form 10-K”) and interim condensed consolidated financial statements as of and for the three months ended March 31, 2024 included in its Quarterly Report on Form 10-Q for the period ended March 31, 2024 (the “Q1 2024 Form 10-Q”), as of and for the three and six months ended June 30, 2024 included in its Quarterly Report on Form 10-Q for the period ended June 30, 2024 (the “Q2 2024 Form 10-Q”), and as of and for the three and nine months ended September 30, 2024 included in its Quarterly Report on Form 10-Q for the period ended September 30, 2024 (the “Q3 2024 Form 10-Q”). The Company has evaluated these accounting errors and their effect on prior periods under the guidance of Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 99, “Materiality,” codified in ASC 250, Accounting Changes and Error Corrections. Based on its assessment, the Company determined that the accounting errors were not material to any previously issued consolidated financial statements. However, the Company is voluntarily revising its previously issued consolidated financial statements and related notes included in its 2024 Form 10-K to correct for the immaterial accounting errors.